INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

10. INCOME TAXES

Income Tax (Recovery) Expense

($ millions)	2019	2018

Current:

Current year	1 524	1 270

Adjustments to current income tax of prior years	28	(20)

Deferred:

Origination and reversal of temporary differences	(819)	345

Adjustments in respect of deferred income tax of prior years	83	13

Changes in tax rates and legislation	(1 124)	—

Movement in unrecognized deferred income tax assets	(58)	82

Total income tax (recovery) expense	(366)	1 690

Reconciliation of Effective Tax Rate

The provision for income taxes reflects an effective tax rate that differs from the statutory tax rate. A reconciliation of the difference is as follows:

($ millions)	2019	2018

Earnings before income tax	2 533	4 983

Canadian statutory tax rate	26.74%	27.04%

Statutory tax	677	1 347

Add (deduct) the tax effect of:

Non-taxable component of capital (gains) losses	(146)	146

Share-based compensation and other permanent items	25	31

Assessments and adjustments	112	(7)

Impact of income tax rate and legislative changes	(1 067)	—

Foreign tax rate differential	83	111

Non-taxable component of acquisitions and dispositions	—	(14)

Movement in unrecognized deferred income tax assets	(58)	82

Other	8	(6)

Total income tax (recovery) expense	(366)	1 690

Effective tax rate	(14.4)%	33.9%

In the second quarter of 2019, Suncor recognized a deferred income tax recovery of $1.116 billion related to a decrease in the Alberta corporate tax rate from 12% to 8%. The tax rate decrease will be phased in as follows: 11% effective July 1, 2019, 10% effective January 1, 2020, 9% effective January 1, 2021, and 8% effective January 1, 2022. The deferred income tax recovery of $1.116 billion was comprised of $910 million recovery in the Oil Sands segment, $88 million recovery in the Refining and Marketing segment, $70 million recovery in the Exploration and Production segment, and $48 million recovery in the Corporate and Eliminations segment.

Deferred Income Tax Balances

The significant components of the company's deferred income tax (assets) liabilities and deferred income tax expense (recovery) are comprised of the following:

	Deferred Income Tax (Recovery) Expense		Deferred Income Tax Liability (Asset)

($ millions)	2019	2018	December 31 2019	December 31 2018

Property, plant and equipment	(2 348)	484	12 814	14 666

Decommissioning and restoration provision	259	46	(2 092)	(1 854)

Employee retirement benefit plans	32	15	(576)	(585)

Tax loss carry-forwards	16	(63)	(156)	(172)

Other	123	(42)	(23)	(138)

Net deferred income tax (recovery) expense and liability	(1 918)	440	9 967	11 917

Change in Deferred Income Tax Balances

($ millions)	2019	2018

Net deferred income tax liability, beginning of year	11 917	11 433

Recognized in deferred income tax expense	(1 918)	440

Recognized in other comprehensive income	(23)	39

Foreign exchange, disposition and other	(9)	5

Net deferred income tax liability, end of year	9 967	11 917

Deferred Tax in Shareholders' Equity

($ millions)	2019	2018

Deferred Tax in Other Comprehensive Income

Actuarial (loss) gain on employment retirement benefit plans	(23)	39

Total income tax (recovery) expense reported in equity	(23)	39

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit is probable based on estimated future earnings. Suncor has not recognized an $87 million (2018 – $153 million) deferred income tax asset on $715 million (2018 – $1,134 million) of capital losses related to foreign exchange on U.S. dollar denominated debt, which can only be utilized against future capital gains.

No deferred tax liability has been recognized at December 31, 2019, on temporary differences associated with earnings retained in our investments in foreign subsidiaries, as the company is able to control the timing of the reversal of these differences. Based on current plans, repatriation of funds in excess of foreign reinvestment will not result in material additional income tax expense. Deferred distribution taxes associated with international business operations have not been recorded.